Condensed Consolidated Statements of Financial Position (Unaudited) - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	£ 599,747	£ 553,016
Right of use assets	1,090,659	1,188,947
Property, plant and equipment	1,589,772	1,761,171
Total non-current assets	3,280,178	3,503,134
Current assets
Trade and other receivables	610,708	919,456
Corporation tax receivable	2,420,000	1,720,000
Cash and cash equivalents	1,918,522	4,808,060
Total current assets	4,949,230	7,447,516
Total assets	8,229,408	10,950,650
Equity
Share capital	397,978	397,493
Share premium	18,134,171	16,597,811
Other reserves	16,710,757	16,710,757
Accumulated deficit	(33,235,835)	(33,731,738)
Total equity	2,007,071	(25,677)
Non-current liabilities
Lease liabilities and similar	1,663,174	1,812,450
Total non-current liabilities	1,663,174	1,812,450
Current liabilities
Trade and other payables	2,494,532	2,159,058
Convertible loan notes	365,165	653,484
Convertible loan - derivative	123,026	2,439
Warrants - derivative	1,277,394	6,020,863
Lease liabilities and similar	299,046	328,033
Total current liabilities	4,559,163	9,163,877
Total liabilities	6,222,337	10,976,327
Total equity and liabilities	£ 8,229,408	£ 10,950,650